Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Statement [Line Items]
Document Type	40-F
Amendment Flag	true
Amendment Description	Endeavour Silver Corp. (the “Company” or the “Registrant”) is filing this Amendment No. 1 to its annual report on Form 40-F as previously filed on February 26, 2018 (the “Original Filing”) to correct a clerical error in the totaling of cash used for financing activities in the cash flow statement for the year ended December 31, 2017, as contained in the Company’s audited consolidated financial statements of the Company for the years ended December 31, 2017 and 2016, filed as Exhibit 99.2 to the Original Filing. In connection herewith, the Company files the corrected financial statements as Exhibit 99.2, along with new Interactive Data Files related thereto and the consent of the Company’s independent registered public accounting firm. No other changes, amendments, alterations or additions are being made to the Original Filing, including any other exhibits filed therewith.The Company is a Canadian issuer eligible to file its annual report pursuant to Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), on Form 40-F pursuant to the multi-jurisdictional disclosure system of the Exchange Act. The Company is a “foreign private issuer” as defined in Rule 3b-4 under the Exchange Act. Equity securities of the Company are accordingly exempt from Sections 14(a), 14(b), 14(c), 14(f) and 16 of the Exchange Act pursuant to Rule 3a12-3 thereunder.
Document Period End Date	Dec. 31, 2017
Trading Symbol	exk
Entity Registrant Name	ENDEAVOUR SILVER CORP
Entity Central Index Key	0001277866
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	127,488,410
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY